Segment Information (Geographical Revenues and Income before Income Taxes) (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		9 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Total Revenues		¥ 571,701	¥ 534,141	¥ 1,684,379	¥ 1,796,155
Income before Income Taxes		121,829	74,223	350,458	295,168
Japan | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues		446,798	408,515	1,314,414	1,433,808
Income before Income Taxes		78,153	47,354	219,836	201,496
The Americas | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues	[1]	52,623	50,509	154,143	149,509
Income before Income Taxes	[1]	19,307	11,626	64,739	55,590
Other Countries | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues	[2]	72,280	75,117	215,822	212,838
Income before Income Taxes	[2]	¥ 24,369	¥ 15,243	¥ 65,883	¥ 38,082

[1]	Mainly the United States
[2]	Mainly Asia, Europe, Australasia and the Middle East